Consolidated Statements of Changes in Shareholders' Equity(Parenthetical) (USD $)	6 Months Ended	12 Months Ended
	Mar. 31, 2012	Sep. 30, 2011	Sep. 30, 2010	Sep. 30, 2009
Consolidated Statements of Changes in Shareholders' Equity
Treasury stock purchased	0	0	48,000	2,000
Cash dividends declared	$ 0	$ 0.03	$ 0.12	$ 0.14
Committed to be released ESOP shares	6,702	13,404	13,404	13,404